GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments

September 30, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 98.6%
Australia – 8.2%
66,716	ANZ Group Holdings Ltd. (Banks)	$ 1,094,253
79,385	APA Group (Gas Utilities)	422,315
34,816	Aurizon Holdings Ltd. (Ground Transportation)	77,846
77,041	BHP Group Ltd. (Metals & Mining)	2,164,144
36,463	Coles Group Ltd. (Consumer Staples Distribution & Retail)	363,932
9,012	Commonwealth Bank of Australia (Banks)	575,651
24	CSL Ltd. (Biotechnology)	3,866
64,958	Fortescue Metals Group Ltd. (Metals & Mining)	863,490
177,918	Medibank Pvt Ltd. (Insurance)	392,688
98,273	National Australia Bank Ltd. (Banks)	1,824,373
27,915	Origin Energy Ltd. (Electric Utilities)	157,188
416	Rio Tinto Ltd. (Metals & Mining)	30,005
9,879	Sonic Healthcare Ltd. (Health Care Providers & Services)	188,639
87,631	Transurban Group (Transportation Infrastructure)	712,059
34,759	Wesfarmers Ltd. (Broadline Retail)	1,176,382
19,438	Westpac Banking Corp. (Banks)	262,754
57,204	Woodside Energy Group Ltd. (Oil, Gas & Consumable Fuels)	1,330,055

		11,639,640

Austria – 0.8%
22,876	OMV AG (Oil, Gas & Consumable Fuels)	1,092,662

Belgium – 0.3%
5,547	Ageas SA (Insurance)	228,461
3,027	KBC Group NV (Banks)	188,451
2,645	Warehouses De Pauw CVA (Industrial REITs)	65,368

		482,280

Bermuda – 0.0%
300	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	13,902

Cayman Islands – 0.4%
50,600	Budweiser Brewing Co. APAC Ltd.(a) (Beverages)	99,440
90,400	ESR Group Ltd.(a) (Real Estate Management & Development)	126,376
77,600	Sands China Ltd.* (Hotels, Restaurants & Leisure)	235,980
1,656	Sea Ltd. ADR*(b) (Entertainment)	72,781

		534,577

Denmark – 2.9%
157	AP Moller - Maersk AS Class B (Marine Transportation)	282,427
177	AP Moller - Maersk AS Class A (Marine Transportation)	313,237

Shares	Description	Value

Common Stocks – (continued)
Denmark – (continued)
4,380	Coloplast AS Class B (Health Care Equipment & Supplies)	$ 463,479
1	Danske Bank AS (Banks)	23
30,996	Novo Nordisk AS Class B (Pharmaceuticals)	2,822,222
2,108	Tryg AS (Insurance)	38,575
9,993	Vestas Wind Systems AS* (Electrical Equipment)	213,789

		4,133,752

Finland – 2.5%
20,276	Kesko Oyj Class B (Consumer Staples Distribution & Retail)	363,270
17,606	Kone Oyj Class B (Machinery)	741,918
28,500	Metso Oyj (Machinery)	298,876
647	Neste Oyj (Oil, Gas & Consumable Fuels)	21,913
167,330	Nordea Bank Abp (Banks)	1,834,560
4,538	Orion Oyj Class B (Pharmaceuticals)	178,279
1,060	Sampo Oyj Class A (Insurance)	45,825
3	Stora Enso Oyj Class R (Paper & Forest Products)	37

		3,484,678

France – 11.7%
11,512	Amundi SA(a) (Capital Markets)	646,592
36,191	AXA SA (Insurance)	1,073,746
31,098	BNP Paribas SA (Banks)	1,977,406
21,873	Bouygues SA (Construction & Engineering)	764,781
1,425	Capgemini SE (IT Services)	248,654
130,141	Credit Agricole SA (Banks)	1,600,058
12,806	Danone SA (Food Products)	706,350
9,273	Dassault Systemes SE (Software)	344,422
1	Edenred SE (Financial Services)	62
81,770	Engie SA (Multi-Utilities)	1,254,038
18,052	Getlink SE (Transportation Infrastructure)	287,783
120	Hermes International SCA (Textiles, Apparel & Luxury Goods)	218,739
974	Kering SA (Textiles, Apparel & Luxury Goods)	442,549
1,669	L’Oreal SA (Personal Products)	691,654
3,617	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	2,730,222
4,048	Orange SA (Diversified Telecommunication Services)	46,431
10,383	Orange SA ADR (Diversified Telecommunication Services)	119,301
3,671	Pernod Ricard SA (Beverages)	611,184
10,227	Sanofi (Pharmaceuticals)	1,098,127
548	Sartorius Stedim Biotech (Life Sciences Tools & Services)	130,371
1,743	Schneider Electric SE (Electrical Equipment)	287,232

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
France – (continued)
1,904	TotalEnergies SE (Oil, Gas & Consumable Fuels)	$ 125,187
5,873	TotalEnergies SE ADR (Oil, Gas & Consumable Fuels)	386,208
8,158	Vinci SA (Construction & Engineering)	902,528
1	Vivendi SE (Media)	9

		16,693,634

Germany – 6.6%
1,665	Allianz SE (Insurance)	396,230
39,138	BASF SE (Chemicals)	1,771,579
7,180	Bayer AG (Pharmaceuticals)	344,815
1,547	Bayerische Motoren Werke AG (Automobiles)	157,124
4,413	Bechtle AG (IT Services)	205,515
2,013	Carl Zeiss Meditec AG (Health Care Equipment & Supplies)	175,479
13,128	Daimler Truck Holding AG (Machinery)	454,547
1,679	Delivery Hero SE*(a) (Hotels, Restaurants & Leisure)	47,941
11,652	Deutsche Post AG (Air Freight & Logistics)	472,786
101	HelloFresh SE* (Consumer Staples Distribution & Retail)	3,001
28,382	Mercedes-Benz Group AG (Automobiles)	1,975,294
1,426	Nemetschek SE (Software)	86,784
357	Rheinmetall AG (Aerospace & Defense)	91,839
10,338	SAP SE (Software)	1,338,172
7,615	Siemens AG (Industrial Conglomerates)	1,088,249
4,920	Siemens Healthineers AG(a) (Health Care Equipment & Supplies)	248,863
337,545	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	603,723

		9,461,941

Hong Kong – 1.8%
74,400	AIA Group Ltd. (Insurance)	601,683
28,000	Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)	167,541
28,000	Hang Lung Properties Ltd. (Real Estate Management & Development)	38,309
98	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	68
14,596	Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	541,698
190,784	Link REIT (Retail REITs)	932,844
15,368	MTR Corp. Ltd. (Ground Transportation)	60,710
25,850	Sino Land Co. Ltd. (Real Estate Management & Development)	29,072
500	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	5,335

Shares	Description	Value

Common Stocks – (continued)
Hong Kong – (continued)
400	Swire Properties Ltd. (Real Estate Management & Development)	$ 832
16,500	Techtronic Industries Co. Ltd. (Machinery)	159,284

		2,537,376

Ireland – 0.9%
23,511	CRH PLC (Construction Materials)	1,286,757

Israel – 0.4%
40,263	Bank Hapoalim BM (Banks)	358,727
421	CyberArk Software Ltd.* (Software)	68,947
6,560	ICL Group Ltd. Class G (Chemicals)	36,199
3,205	Teva Pharmaceutical Industries Ltd. ADR*(b) (Pharmaceuticals)	32,691
1,070	Wix.com Ltd.*(b) (IT Services)	98,226

		594,790

Italy – 1.9%
274	Amplifon SpA (Health Care Providers & Services)	8,111
1,234	DiaSorin SpA (Health Care Equipment & Supplies)	112,371
43,048	Eni SpA (Oil, Gas & Consumable Fuels)	691,515
18,517	Intesa Sanpaolo SpA (Banks)	47,426
62,695	Mediobanca Banca di Credito Finanziario SpA (Banks)	826,577
10,994	Moncler SpA (Textiles, Apparel & Luxury Goods)	637,157
6,836	Recordati Industria Chimica e Farmaceutica SpA (Pharmaceuticals)	322,148

		2,645,305

Japan – 22.0%
4,800	Advantest Corp. (Semiconductors & Semiconductor Equipment)	133,889
14,500	AGC, Inc. (Building Products)	508,187
1,600	Asahi Group Holdings Ltd. (Beverages)	59,767
4,200	Asahi Intecc Co. Ltd. (Health Care Equipment & Supplies)	75,299
16,600	Asahi Kasei Corp. (Chemicals)	104,488
14,200	Astellas Pharma, Inc. (Pharmaceuticals)	196,551
1,700	BayCurrent Consulting, Inc. (Professional Services)	56,649
22,600	Bridgestone Corp. (Automobile Components)	880,675
31,600	Canon, Inc. (Technology Hardware, Storage & Peripherals)	761,201
11,600	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	357,675
1,500	Dai-ichi Life Holdings, Inc. (Insurance)	30,966
16,700	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	457,201
600	Daikin Industries Ltd. (Building Products)	94,063

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
1,000	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	$ 105,334
1,200	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	32,207
76,200	Daiwa Securities Group, Inc. (Capital Markets)	439,412
17,600	Denso Corp. (Automobile Components)	282,407
2,900	Disco Corp. (Semiconductors & Semiconductor Equipment)	535,793
4,800	Eisai Co. Ltd. (Pharmaceuticals)	266,034
25,100	FANUC Corp. (Machinery)	652,786
600	Fast Retailing Co. Ltd. (Specialty Retail)	130,689
2,600	Fuji Electric Co. Ltd. (Electrical Equipment)	117,093
700	GMO Payment Gateway, Inc. (Financial Services)	38,195
1,300	Hikari Tsushin, Inc. (Industrial Conglomerates)	197,984
1,916	Hirose Electric Co. Ltd. (Electronic Equipment, Instruments & Components)	221,629
6,500	Hitachi Construction Machinery Co. Ltd. (Machinery)	197,248
1,400	Hitachi Ltd. (Industrial Conglomerates)	86,769
3,100	Hoya Corp. (Health Care Equipment & Supplies)	317,494
2,400	Iida Group Holdings Co. Ltd. (Household Durables)	39,827
20,600	Isuzu Motors Ltd. (Automobiles)	258,975
33,300	ITOCHU Corp. (Trading Companies & Distributors)	1,202,593
2,000	Japan Exchange Group, Inc. (Capital Markets)	37,053
16,700	Japan Post Insurance Co. Ltd. (Insurance)	280,866
18,000	Japan Tobacco, Inc. (Tobacco)	414,145
4,400	JFE Holdings, Inc. (Metals & Mining)	64,435
12,400	Kajima Corp. (Construction & Engineering)	201,847
6,700	Kansai Electric Power Co., Inc. (Electric Utilities)	92,758
1,700	Kao Corp. (Personal Products)	63,010
800	Kawasaki Kisen Kaisha Ltd. (Marine Transportation)	27,301
600	Keyence Corp. (Electronic Equipment, Instruments & Components)	221,895
900	Kikkoman Corp. (Food Products)	47,171
32,500	Kirin Holdings Co. Ltd. (Beverages)	455,014
12,500	Komatsu Ltd. (Machinery)	337,139
2,100	Kose Corp. (Personal Products)	152,212
400	Lasertec Corp. (Semiconductors & Semiconductor Equipment)	62,205
26,100	Lixil Corp. (Building Products)	303,327
9,700	M3, Inc. (Health Care Technology)	175,946
4,200	Makita Corp. (Machinery)	103,569

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
48,500	Marubeni Corp. (Trading Companies & Distributors)	$ 756,030
14,500	Mitsubishi Corp. (Trading Companies & Distributors)	690,930
5,500	Mitsubishi Electric Corp. (Electrical Equipment)	67,950
49,600	Mitsubishi HC Capital, Inc. (Financial Services)	330,489
125,400	Mitsubishi UFJ Financial Group, Inc. (Banks)	1,062,659
12,100	Mitsui & Co. Ltd. (Trading Companies & Distributors)	438,866
11,800	Mitsui OSK Lines Ltd. (Marine Transportation)	324,253
13,700	MS&AD Insurance Group Holdings, Inc. (Insurance)	501,342
20,700	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	377,612
400	Nidec Corp. (Electrical Equipment)	18,469
13,100	Nintendo Co. Ltd. (Entertainment)	544,344
1,100	Nippon Express Holdings, Inc (Air Freight & Logistics)	57,398
1,000	Nippon Paint Holdings Co. Ltd. (Chemicals)	6,716
151	Nippon Prologis REIT, Inc. (Industrial REITs)	281,912
7,401	Nippon Steel Corp. (Metals & Mining)	173,392
7,000	Nippon Yusen KK (Marine Transportation)	181,754
400	Nissan Chemical Corp. (Chemicals)	17,004
1,800	Nitto Denko Corp. (Chemicals)	118,036
10,000	Nomura Research Institute Ltd. (IT Services)	259,917
1,100	Obic Co. Ltd. (IT Services)	166,672
300	Odakyu Electric Railway Co. Ltd. (Ground Transportation)	4,483
5,100	Olympus Corp. (Health Care Equipment & Supplies)	66,216
2,800	Open House Group Co. Ltd. (Household Durables)	94,940
5,400	Otsuka Corp. (IT Services)	228,466
34,400	Panasonic Holdings Corp. (Household Durables)	388,299
14,300	Recruit Holdings Co. Ltd. (Professional Services)	437,509
34,000	Resona Holdings, Inc. (Banks)	187,992
13,900	Seiko Epson Corp. (Technology Hardware, Storage & Peripherals)	218,293
7,600	Sekisui Chemical Co. Ltd. (Household Durables)	109,341
31,600	Sekisui House Ltd. (Household Durables)	628,885
1,600	Seven & i Holdings Co. Ltd. (Consumer Staples Distribution & Retail)	62,640

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
3,700	Shimadzu Corp. (Electronic Equipment, Instruments & Components)	$ 98,143
19,500	Shin-Etsu Chemical Co. Ltd. (Chemicals)	566,390
800	Shiseido Co. Ltd. (Personal Products)	28,035
151,400	SoftBank Corp. (Wireless Telecommunication Services)	1,713,590
1,200	SoftBank Group Corp. (Wireless Telecommunication Services)	50,551
900	Sompo Holdings, Inc. (Insurance)	38,571
7,500	Sony Group Corp. (Household Durables)	613,317
2,700	Sumco Corp. (Semiconductors & Semiconductor Equipment)	35,135
11,800	Sumitomo Corp. (Trading Companies & Distributors)	235,503
20,100	Sumitomo Mitsui Financial Group, Inc. (Banks)	987,433
300	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	11,294
3,600	Sysmex Corp. (Health Care Equipment & Supplies)	171,062
1,100	T&D Holdings, Inc. (Insurance)	18,089
38,200	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	1,184,066
3,000	TDK Corp. (Electronic Equipment, Instruments & Components)	110,911
4,800	Tokio Marine Holdings, Inc. (Insurance)	111,138
7,400	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	1,010,783
300	Tokyo Gas Co. Ltd. (Gas Utilities)	6,802
6,600	TOTO Ltd. (Building Products)	170,312
131,000	Toyota Motor Corp. (Automobiles)	2,350,183
40,500	USS Co. Ltd. (Specialty Retail)	669,519
4,300	West Japan Railway Co. (Ground Transportation)	177,937
100	Yamaha Corp. (Leisure Products)	2,731
5,800	Yamaha Motor Co. Ltd. (Automobiles)	152,464
200	Yamato Holdings Co. Ltd. (Air Freight & Logistics)	3,255
900	Yaskawa Electric Corp. (Machinery)	32,410
7,500	ZOZO, Inc. (Specialty Retail)	137,334

		31,368,740

Netherlands – 4.5%
3,522	Airbus SE (Aerospace & Defense)	471,414
1	Akzo Nobel NV (Chemicals)	72
414	Argenx SE* (Biotechnology)	202,375
600	ASM International NV (Semiconductors & Semiconductor Equipment)	250,556
4,736	ASML Holding NV (Semiconductors & Semiconductor Equipment)	2,788,320
16,976	ASR Nederland NV (Insurance)	635,193
1,542	BE Semiconductor Industries NV (Semiconductors & Semiconductor Equipment)	150,818

Shares	Description	Value

Common Stocks – (continued)
Netherlands – (continued)
2,913	Davide Campari-Milano NV (Beverages)	$ 34,293
21,204	Ferrovial SE (Construction & Engineering)	647,930
42	Heineken NV (Beverages)	3,703
3,081	Koninklijke Philips NV (Health Care Equipment & Supplies)	61,473
4,249	NN Group NV (Insurance)	136,215
2,731	OCI NV* (Chemicals)	75,941
10,834	Prosus NV (Broadline Retail)	319,803
10,222	Randstad NV (Professional Services)	564,725
4,247	Universal Music Group NV (Entertainment)	110,830

		6,453,661

New Zealand – 1.1%
16,592	Fisher & Paykel Healthcare Corp. Ltd. (Health Care Equipment & Supplies)	213,922
36,471	Meridian Energy Ltd. (Independent Power and Renewable Electricity Producers)	112,162
407,585	Spark New Zealand Ltd. (Diversified Telecommunication Services)	1,173,372

		1,499,456

Norway – 1.1%
58	Gjensidige Forsikring ASA (Insurance)	851
108,279	Norsk Hydro ASA (Metals & Mining)	677,593
13,704	Telenor ASA (Diversified Telecommunication Services)	155,412
20,786	Yara International ASA (Chemicals)	784,872

		1,618,728

Portugal – 0.1%
9,319	Jeronimo Martins SGPS SA (Consumer Staples Distribution & Retail)	209,288

Singapore – 1.3%
1,500	City Developments Ltd. (Real Estate Management & Development)	7,239
28,646	DBS Group Holdings Ltd. (Banks)	703,535
27,900	Keppel Corp. Ltd. (Industrial Conglomerates)	138,547
99,242	Seatrium Ltd.* (Machinery)	9,704
17,600	Singapore Exchange Ltd. (Capital Markets)	125,207
208,400	Singapore Technologies Engineering Ltd. (Aerospace & Defense)	594,742
121,600	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	215,243

		1,794,217

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Spain – 2.4%
960	ACS Actividades de Construccion y Servicios SA (Construction & Engineering)	$ 34,512
169	Amadeus IT Group SA (Hotels, Restaurants & Leisure)	10,208
65,098	Enagas SA (Gas Utilities)	1,077,990
67,318	Endesa SA (Electric Utilities)	1,370,017
11,487	Industria de Diseno Textil SA (Specialty Retail)	427,455
117,376	Telefonica SA (Diversified Telecommunication Services)	479,521

		3,399,703

Sweden – 1.8%
7,042	Atlas Copco AB Class A (Machinery)	94,579
45,108	Atlas Copco AB Class B (Machinery)	527,540
6,699	EQT AB (Capital Markets)	131,990
13,850	H & M Hennes & Mauritz AB Class B (Specialty Retail)	196,396
43,039	Nibe Industrier AB Class B (Building Products)	281,378
6,928	Sagax AB Class B (Real Estate Management & Development)	131,600
123,506	Tele2 AB Class B (Wireless Telecommunication Services)	944,510
139,600	Telia Co. AB (Diversified Telecommunication Services)	287,953

		2,595,946

Switzerland – 11.6%
2,250	ABB Ltd. (Electrical Equipment)	80,310
13,082	Adecco Group AG (Professional Services)	537,318
2,242	Bachem Holding AG Class B (Life Sciences Tools & Services)	165,367
501	Cie Financiere Richemont SA Class A (Textiles, Apparel & Luxury Goods)	61,013
25,578	Coca-Cola HBC AG (Beverages)	699,399
861	Geberit AG (Building Products)	429,361
38,391	Glencore PLC (Metals & Mining)	218,618
2,348	Kuehne & Nagel International AG (Marine Transportation)	667,139
417	Lonza Group AG (Life Sciences Tools & Services)	192,882
34,798	Nestle SA (Food Products)	3,938,994
24,556	Novartis AG (Pharmaceuticals)	2,507,871
713	Partners Group Holding AG (Capital Markets)	800,410
5,448	Roche Holding AG (Pharmaceuticals)	1,487,310
6,900	SGS SA (Professional Services)	579,087
5,513	SIG Group AG (Containers & Packaging)	135,815
219	Sika AG (Chemicals)	55,486
918	Sonova Holding AG (Health Care Equipment & Supplies)	217,269
4,492	Straumann Holding AG (Health Care Equipment & Supplies)	571,737
6,580	Swiss Re AG (Insurance)	675,768

Shares	Description	Value

Common Stocks – (continued)
Switzerland – (continued)
1,211	VAT Group AG(a) (Machinery)	$ 432,137
4,537	Zurich Insurance Group AG (Insurance)	2,075,929

		16,529,220

United Arab Emirates – 0.2%
7,315	Experian PLC (Professional Services)	239,256

United Kingdom – 14.1%
997	Anglo American PLC (Metals & Mining)	27,377
1,429	Ashtead Group PLC (Trading Companies & Distributors)	86,658
17,478	AstraZeneca PLC ADR(b) (Pharmaceuticals)	1,183,610
57,385	BAE Systems PLC (Aerospace & Defense)	697,333
2,733	BP PLC ADR (Oil, Gas & Consumable Fuels)	105,822
15,806	British American Tobacco PLC (Tobacco)	496,287
4,415	Coca-Cola Europacific Partners PLC(b) (Beverages)	275,849
13,945	Diageo PLC (Beverages)	514,126
74,513	Evraz PLC*(c) (Metals & Mining)	—
31,029	GSK PLC ADR(b) (Pharmaceuticals)	1,124,801
212,869	HSBC Holdings PLC (Banks)	1,665,781
32,780	HSBC Holdings PLC ADR (Banks)	1,293,499
21,602	Imperial Brands PLC (Tobacco)	438,227
327,436	M&G PLC (Financial Services)	784,508
43,746	National Grid PLC (Multi-Utilities)	523,174
55,810	Persimmon PLC (Household Durables)	730,915
112,066	Phoenix Group Holdings PLC (Insurance)	656,771
1,916	Reckitt Benckiser Group PLC (Household Products)	135,118
17,073	RELX PLC (Professional Services)	576,042
2,067	Rentokil Initial PLC ADR(b) (Commerical Services & Supplies)	76,582
2,485	Rio Tinto PLC (Metals & Mining)	156,039
33,779	Rio Tinto PLC ADR(b) (Metals & Mining)	2,149,696
20	Rolls-Royce Holdings PLC* (Aerospace & Defense)	54
21,704	Segro PLC (Industrial REITs)	189,781
82,070	Shell PLC (Oil, Gas & Consumable Fuels)	2,603,376
43,499	SSE PLC (Electric Utilities)	852,421
9,344	St. James’s Place PLC (Capital Markets)	94,271
55,000	Taylor Wimpey PLC (Household Durables)	78,440
12,312	Unilever PLC (Personal Products)	609,535
20,386	Unilever PLC ADR(b) (Personal Products)	1,007,068

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
95,341	Vodafone Group PLC ADR(b) (Wireless Telecommunication Services)	$ 903,833

		20,036,994

TOTAL COMMON STOCKS (Cost $123,133,277)		$140,346,503

Shares	Dividend Rate	Value

Preferred Stocks – 1.5%
Germany – 1.5%
Bayerische Motoren Werke AG (Automobiles)
17,427	0.000%	$ 1,622,116
Sartorius AG (Life Sciences Tools & Services)
847	0.000	286,873
Volkswagen AG (Automobiles)
1,650	0.000	189,584

TOTAL PREFERRED STOCKS (Cost $1,718,846)		$ 2,098,573

TOTAL INVESTMENTS – 100.1% (Cost $124,852,123)		$142,445,076

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%		(116,428)

NET ASSETS – 100.0%		$142,328,648

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

SECTOR ALLOCATION AS OF SEPTEMBER 30, 2023
Sector	% of Total Market Value
Financials	19.9%
Industrials	15.9
Consumer Discretionary	12.7
Health Care	12.4
Consumer Staples	8.8
Materials	8.1
Information Technology	7.0
Communication Services	5.2
Energy	4.5
Utilities	4.1
Real Estate	1.4
100.0%

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2023, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Euro Stoxx 50 Index	2	12/15/23	$88,894	$(1,735)

WRITTEN OPTIONS CONTRACTS — At September 30, 2023, the Fund had the following written options contracts:

EXCHANGE TRADED INDEX OPTIONS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
Euro Stoxx 50 Index	$ 4,375.00	12/15/2023	(732)	$(320,250,000)	$(328,137)	$(787,528)	$459,391
FTSE 100 Index	7,775.00	12/15/2023	(105)	(81,637,500)	(153,732)	(221,492)	67,760
Nikkei 225 Index	33,250.00	12/08/2023	(70)	(232,750,000)	(187,366)	(378,984)	191,618

TOTAL			(907)	$(634,637,500)	$(669,235)	$(1,388,004)	$718,769

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments

September 30, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 99.5%
Aerospace & Defense – 1.3%
66,900	Boeing Co.*	$ 12,823,392
31,634	Lockheed Martin Corp.	12,937,041
178,830	RTX Corp.	12,870,395

		38,630,828

Air Freight & Logistics – 0.7%
126,998	United Parcel Service, Inc. Class B	19,795,178

Automobile Components – 0.1%
23,300	Lear Corp.	3,126,860
6,100	QuantumScape Corp.*	40,809

		3,167,669

Automobiles* – 1.9%
11,500	Lucid Group, Inc.	64,285
220,733	Tesla, Inc.	55,231,811

		55,296,096

Banks – 3.1%
441,079	Bank of America Corp.	12,076,743
168,431	Columbia Banking System, Inc.	3,419,149
6,300	Cullen/Frost Bankers, Inc.	574,623
7,300	First Hawaiian, Inc.	131,765
80,500	First Horizon Corp.	887,110
66,000	FNB Corp.	712,140
231,729	JPMorgan Chase & Co.(a)	33,605,340
87,800	PNC Financial Services Group, Inc.	10,779,206
287,500	U.S. Bancorp	9,504,750
600	Webster Financial Corp.	24,186
417,500	Wells Fargo & Co.	17,059,050

		88,774,062

Beverages – 1.8%
568,300	Coca-Cola Co.(a)	31,813,434
127,882	PepsiCo, Inc.	21,668,326

		53,481,760

Biotechnology – 2.0%
173,386	AbbVie, Inc.(a)	25,844,917
1,200	Alnylam Pharmaceuticals, Inc.*	212,520
51,402	Amgen, Inc.	13,814,802
10,307	Exact Sciences Corp.*	703,144
211,194	Gilead Sciences, Inc.	15,826,878
3,600	Mirati Therapeutics, Inc.*	156,816
3,342	Natera, Inc.*	147,883
4,374	Sarepta Therapeutics, Inc.*	530,216

		57,237,176

Broadline Retail – 3.1%
698,568	Amazon.com, Inc.*(a)	88,801,964
1,218	MercadoLibre, Inc.*	1,544,278
1,200	Nordstrom, Inc.	17,928

		90,364,170

Shares	Description	Value

Common Stocks – (continued)
Building Products – 0.5%
1,800	Advanced Drainage Systems, Inc.	$ 204,894
250,600	Johnson Controls International PLC	13,334,426
200	Lennox International, Inc.	74,888

		13,614,208

Capital Markets – 2.7%
99,300	Ares Management Corp. Class A	10,214,991
19,500	BlackRock, Inc.	12,606,555
83,600	Blue Owl Capital, Inc.	1,083,456
23,400	Carlyle Group, Inc.	705,744
126,400	Charles Schwab Corp.	6,939,360
9,800	Evercore, Inc. Class A	1,351,224
338,600	Franklin Resources, Inc.	8,322,788
296,700	Janus Henderson Group PLC	7,660,794
44,700	Jefferies Financial Group, Inc.	1,637,361
1,138	LPL Financial Holdings, Inc.	270,446
218,864	Morgan Stanley	17,874,623
4,125	Robinhood Markets, Inc. Class A*	40,466
95,900	T Rowe Price Group, Inc.	10,057,033

		78,764,841

Chemicals – 1.8%
400,203	Dow, Inc.	20,634,467
67,001	Huntsman Corp.	1,634,824
35,691	Linde PLC	13,289,544
173,200	LyondellBasell Industries NV Class A	16,402,040

		51,960,875

Commercial Services & Supplies – 0.0%
600	MSA Safety, Inc.	94,590
2,674	Tetra Tech, Inc.	406,528

		501,118

Communications Equipment – 1.1%
467,948	Cisco Systems, Inc.(a)	25,156,884
276,400	Juniper Networks, Inc.	7,681,156

		32,838,040

Construction & Engineering – 0.0%
50,500	MDU Resources Group, Inc.	988,790
1,200	Valmont Industries, Inc.	288,252

		1,277,042

Consumer Finance – 0.5%
91,336	American Express Co.	13,626,418
5,600	OneMain Holdings, Inc.	224,504
17,600	SLM Corp.	239,712
18,700	SoFi Technologies, Inc.*	149,413

		14,240,047

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Staples Distribution & Retail – 1.6%
27,661	Costco Wholesale Corp.	$ 15,627,358
111,400	Target Corp.	12,317,498
112,145	Walmart, Inc.	17,935,350

		45,880,206

Containers & Packaging – 0.7%
975,800	Amcor PLC	8,938,328
60,800	Packaging Corp. of America	9,335,840
44,400	Sonoco Products Co.	2,413,140

		20,687,308

Diversified Consumer Services – 0.0%
19,674	ADT, Inc.	118,044
24,800	H&R Block, Inc.	1,067,888
8,583	Mister Car Wash, Inc.*	47,292

		1,233,224

Diversified REITs – 0.0%
7,100	WP Carey, Inc.	383,968

Diversified Telecommunication Services(a) – 1.5%
1,201,328	AT&T, Inc.	18,043,946
788,602	Verizon Communications, Inc.	25,558,591

		43,602,537

Electric Utilities – 1.7%
12,600	Avangrid, Inc.	380,142
232,800	Duke Energy Corp.	20,546,928
193,000	OGE Energy Corp.	6,432,690
330,301	Southern Co.	21,377,081

		48,736,841

Electrical Equipment – 0.7%
8,980	ChargePoint Holdings, Inc.*	44,631
68,362	Eaton Corp. PLC	14,580,247
13,922	Hubbell, Inc.	4,363,294
16,930	Plug Power, Inc.*	128,668
13,703	Sunrun, Inc.*	172,110

		19,288,950

Electronic Equipment, Instruments & Components – 0.2%
69,300	Avnet, Inc.	3,339,567
33,430	National Instruments Corp.	1,993,097

		5,332,664

Entertainment* – 0.5%
1,870	AMC Entertainment Holdings, Inc. Class A	14,942
40,417	Netflix, Inc.	15,261,459
12,228	ROBLOX Corp. Class A	354,123
5,480	Roku, Inc.	386,833

		16,017,357

Shares	Description	Value

Common Stocks – (continued)
Financial Services – 3.6%
17,776	Affirm Holdings, Inc.*	$ 378,096
45,300	Apollo Global Management, Inc.	4,066,128
98,414	Berkshire Hathaway, Inc. Class B*	34,474,424
8,647	Block, Inc.*	382,716
110,700	Corebridge Financial, Inc.	2,186,325
142,600	Equitable Holdings, Inc.	4,048,414
55,627	Mastercard, Inc. Class A	22,023,286
4,800	Shift4 Payments, Inc. Class A*	265,776
136,841	Visa, Inc. Class A	31,474,798
426,999	Western Union Co.	5,627,847

		104,927,810

Food Products – 0.8%
403,700	Conagra Brands, Inc.	11,069,454
78,000	Flowers Foods, Inc.	1,730,040
340,500	Kraft Heinz Co.	11,454,420

		24,253,914

Ground Transportation – 0.5%
100	Avis Budget Group, Inc.*	17,969
17,300	Ryder System, Inc.	1,850,235
10,500	Uber Technologies, Inc.*	482,895
59,262	Union Pacific Corp.	12,067,521

		14,418,620

Health Care Equipment & Supplies – 2.5%
159,206	Abbott Laboratories	15,419,101
35,402	Intuitive Surgical, Inc.*	10,347,650
355,353	Medtronic PLC	27,845,461
10,738	Novocure Ltd.*	173,419
3,741	Penumbra, Inc.*	904,985
61,140	Stryker Corp.	16,707,728
4,980	Tandem Diabetes Care, Inc.*	103,435

		71,501,779

Health Care Providers & Services – 2.5%
11,231	Acadia Healthcare Co., Inc.*	789,652
27,624	agilon health, Inc.*	490,602
31,484	Cigna Group	9,006,628
161,878	CVS Health Corp.	11,302,322
27,000	Elevance Health, Inc.	11,756,340
78,436	UnitedHealth Group, Inc.(a)	39,546,647

		72,892,191

Health Care REITs – 0.5%
6,800	Healthcare Realty Trust, Inc.(a)	103,836
5	Omega Healthcare Investors, Inc.	166
182,700	Welltower, Inc.	14,966,784

		15,070,786

Health Care Technology* – 0.0%
3,824	Teladoc Health, Inc.	71,088

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Hotels, Restaurants & Leisure – 2.2%
3,300	Airbnb, Inc. Class A*	$ 452,793
35,671	Aramark	1,237,784
90,100	Darden Restaurants, Inc.	12,904,122
1,400	DoorDash, Inc. Class A*	111,258
18,300	DraftKings, Inc. Class A*	538,752
20,919	Hyatt Hotels Corp. Class A	2,219,087
2,700	Marriott Vacations Worldwide Corp.	271,701
80,700	McDonald’s Corp.	21,259,608
238,896	Starbucks Corp.	21,804,038
8,000	Travel & Leisure Co.	293,840
6,500	Vail Resorts, Inc.	1,442,285
9,500	Wendy’s Co.	193,895

		62,729,163

Household Durables – 0.2%
175,900	Leggett & Platt, Inc.	4,469,619
12,600	Tempur Sealy International, Inc.	546,084
200	TopBuild Corp.*	50,320

		5,066,023

Household Products – 1.5%
111,898	Kimberly-Clark Corp.	13,522,874
194,298	Procter & Gamble Co.	28,340,306
26,100	Reynolds Consumer Products, Inc.	668,943

		42,532,123

Independent Power and Renewable Electricity Producers – 0.0%
1,667	Vistra Corp.	55,311

Industrial Conglomerates – 1.1%
188,868	3M Co.	17,681,822
71,200	Honeywell International, Inc.	13,153,488

		30,835,310

Industrial REITs – 0.9%
9,200	First Industrial Realty Trust, Inc.	437,828
183,000	Prologis, Inc.	20,534,430
82,100	Rexford Industrial Realty, Inc.	4,051,635

		25,023,893

Insurance – 2.3%
10,300	American Financial Group, Inc.	1,150,201
8,800	Axis Capital Holdings Ltd.	496,056
32,300	CNA Financial Corp.	1,271,005
7,200	Erie Indemnity Co. Class A	2,115,288
192,200	Fidelity National Financial, Inc.	7,937,860
42,600	First American Financial Corp.	2,406,474
3,300	Hanover Insurance Group, Inc.	366,234
57,800	Marsh & McLennan Cos., Inc.	10,999,340
448,106	Old Republic International Corp.	12,071,976
256,600	Prudential Financial, Inc.	24,348,774

Shares	Description	Value

Common Stocks – (continued)
Insurance – (continued)
8,900	Reinsurance Group of America, Inc.	$ 1,292,191
42,700	Unum Group	2,100,413

		66,555,812

Interactive Media & Services* – 5.7%
206,794	Alphabet, Inc. Class C(a)	27,265,789
644,253	Alphabet, Inc. Class A(a)	84,306,947
1	Match Group, Inc.	39
179,223	Meta Platforms, Inc. Class A	53,804,537
34,700	Pinterest, Inc. Class A	937,941
65,300	Snap, Inc. Class A	581,823
1,900	ZoomInfo Technologies, Inc.	31,160

		166,928,236

IT Services – 1.9%
41,639	Accenture PLC Class A	12,787,753
15,800	Amdocs Ltd.	1,334,942
27,700	Cloudflare, Inc. Class A*	1,746,208
222,801	International Business Machines Corp.	31,258,981
3	Kyndryl Holdings, Inc.*	45
7,688	MongoDB, Inc.*	2,658,972
16,426	Okta, Inc.*	1,338,883
15,200	Snowflake, Inc. Class A*	2,322,104
10,000	Twilio, Inc. Class A*	585,300

		54,033,188

Leisure Products – 0.0%
9,300	Brunswick Corp.	734,700
25,500	Peloton Interactive, Inc. Class A*	128,775

		863,475

Life Sciences Tools & Services – 1.3%
13,952	10X Genomics, Inc. Class A*	575,520
7,981	Azenta, Inc.*	400,566
8,900	Bruker Corp.	554,470
55,425	Danaher Corp.	13,750,943
3,600	Maravai LifeSciences Holdings, Inc. Class A*	36,000
21,400	Repligen Corp.*	3,402,814
35,410	Thermo Fisher Scientific, Inc.	17,923,480

		36,643,793

Machinery – 1.5%
59,305	Caterpillar, Inc.	16,190,265
40,100	Cummins, Inc.	9,161,246
7,000	Flowserve Corp.	278,390
71,350	Illinois Tool Works, Inc.	16,432,619
1,600	Lincoln Electric Holdings, Inc.	290,864

		42,353,384

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Media – 1.2%
403,919	Comcast Corp. Class A	$ 17,909,768
295,000	Interpublic Group of Cos., Inc.	8,454,700
125,500	Omnicom Group, Inc.	9,347,240
3,500	Trade Desk, Inc. Class A*	273,525

		35,985,233

Metals & Mining – 0.4%
17,000	Royal Gold, Inc.	1,807,610
126,300	Southern Copper Corp.	9,509,127
45,600	SSR Mining, Inc.	606,024

		11,922,761

Multi-Utilities – 0.7%
268,997	Dominion Energy, Inc.	12,016,096
169,500	Public Service Enterprise Group, Inc.	9,646,245

		21,662,341

Oil, Gas & Consumable Fuels – 5.3%
12,400	Chesapeake Energy Corp.	1,069,252
175,398	Chevron Corp.	29,575,611
5,200	DT Midstream, Inc.	275,184
404,319	Exxon Mobil Corp.(a)	47,539,828
1,470,400	Kinder Morgan, Inc. Class A	24,379,232
168,800	ONEOK, Inc.	10,706,984
101,800	Pioneer Natural Resources Co.	23,368,190
1	Vitesse Energy, Inc.	23
466,700	Williams Cos., Inc.	15,723,123

		152,637,427

Paper & Forest Products – 0.0%
7	Sylvamo Corp.	308

Personal Products – 0.2%
260,219	Kenvue, Inc.	5,225,198

Pharmaceuticals – 5.0%
354,901	Bristol-Myers Squibb Co.	20,598,454
62,039	Eli Lilly & Co.	33,323,008
235,743	Johnson & Johnson	36,716,972
304,653	Merck & Co., Inc.	31,364,026
7	Organon & Co.	122
662,399	Pfizer, Inc.	21,971,775
5	Viatris, Inc.	49

		143,974,406

Professional Services – 1.2%
41,885	Automatic Data Processing, Inc.	10,076,693
22,333	Booz Allen Hamilton Holding Corp.	2,440,327
31,800	ManpowerGroup, Inc.	2,331,576
172,600	Paychex, Inc.	19,905,958

		34,754,554

Shares	Description	Value

Common Stocks – (continued)
Residential REITs – 0.2%
189,691	American Homes 4 Rent Class A	$ 6,390,690
1,193	Sun Communities, Inc.	141,179

		6,531,869

Retail REITs – 0.0%
14,300	Brixmor Property Group, Inc.	297,154
8,300	NNN REIT, Inc.	293,322
1	Realty Income Corp.	50
6,400	Spirit Realty Capital, Inc.	214,592

		805,118

Semiconductors & Semiconductor Equipment – 7.9%
144,793	Advanced Micro Devices, Inc.*	14,887,616
80,900	Analog Devices, Inc.	14,164,781
109,000	Applied Materials, Inc.	15,091,050
38,890	Broadcom, Inc.	32,301,256
258,909	Intel Corp.	9,204,215
13,953	Lam Research Corp.	8,745,322
8,000	Lattice Semiconductor Corp.*	687,440
1,759	Marvell Technology, Inc.	95,215
114,600	Microchip Technology, Inc.	8,944,530
210,425	NVIDIA Corp.(a)	91,532,771
108,097	QUALCOMM, Inc.	12,005,253
129,550	Texas Instruments, Inc.(a)	20,599,745

		228,259,194

Software – 10.0%
39,673	Adobe, Inc.*	20,229,263
3,100	Alteryx, Inc. Class A*	116,839
1,600	AppLovin Corp. Class A*	63,936
9,800	Atlassian Corp. Class A*	1,974,798
8,400	Bill Holdings, Inc.*	911,988
18,633	Confluent, Inc. Class A*	551,723
16,600	Crowdstrike Holdings, Inc. Class A*	2,778,508
24,500	Datadog, Inc. Class A*	2,231,705
21,068	DocuSign, Inc.*	884,856
18,400	Dynatrace, Inc.*	859,832
6,000	Elastic NV*	487,440
4,900	Five9, Inc.*	315,070
8,600	HubSpot, Inc.*	4,235,500
29,220	Intuit, Inc.	14,929,667
595,725	Microsoft Corp.(a)	188,100,169
3,000	nCino, Inc.*	95,400
900	New Relic, Inc.*	77,058
127,442	Oracle Corp.	13,498,657
54,000	Palantir Technologies, Inc. Class A*	864,000
2,800	RingCentral, Inc. Class A*	82,964
80,436	Salesforce, Inc.*	16,310,812
14,136	SentinelOne, Inc. Class A*	238,333
27,562	ServiceNow, Inc.*	15,406,055
23,400	Smartsheet, Inc. Class A*	946,764
7,700	Splunk, Inc.*	1,126,125

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Software – (continued)
33,972	Unity Software, Inc.*	$ 1,066,381
300	Workday, Inc. Class A*	64,455
15,200	Zscaler, Inc.*	2,364,968

		290,813,266

Specialized REITs – 0.5%
17,100	CubeSmart	652,023
15,200	Equinix, Inc.	11,039,152
41,400	Gaming & Leisure Properties, Inc.	1,885,770
3,100	Rayonier, Inc.	88,226

		13,665,171

Specialty Retail – 2.1%
15,000	Chewy, Inc. Class A*	273,900
18,100	Dick’s Sporting Goods, Inc.	1,965,298
5,300	GameStop Corp. Class A*	87,238
13,400	Gap, Inc.	142,442
99,276	Home Depot, Inc.	29,997,236
61,599	Lowe’s Cos., Inc.	12,802,736
9,000	Penske Automotive Group, Inc.	1,503,540
147,900	TJX Cos., Inc.	13,145,352
1,400	Wayfair, Inc. Class A*	84,798
2,200	Williams-Sonoma, Inc.	341,880

		60,344,420

Technology Hardware, Storage & Peripherals – 6.8%
1,145,459	Apple, Inc.(a)	196,114,035
28,900	Dell Technologies, Inc. Class C	1,991,210

		198,105,245

Textiles, Apparel & Luxury Goods – 0.4%
16,200	Carter’s, Inc.	1,120,230
900	Deckers Outdoor Corp.*	462,681
2	Kontoor Brands, Inc.	88
96,857	NIKE, Inc. Class B	9,261,466

		10,844,465

Tobacco – 0.7%
312,763	Altria Group, Inc.	13,151,684
78,934	Philip Morris International, Inc.	7,307,710

		20,459,394

Shares	Description	Value

Common Stocks – (continued)
Trading Companies & Distributors – 0.4%
78,500	MSC Industrial Direct Co., Inc. Class A	$ 7,704,775
10,499	Watsco, Inc.	3,965,682

		11,670,457

TOTAL COMMON STOCKS (Cost $2,274,828,949)		$2,885,522,891

Shares	Dividend Rate	Value

Investment Company(b) – 0.4%
Goldman Sachs Financial Square Government Fund — Institutional Shares
10,716,141	5.240%	$ 10,716,141
(Cost $10,716,141)

Securities Lending Reinvestment Vehicle(b) – 0.0%
Goldman Sachs Financial Square Government Fund — Institutional Shares
690,075	5.240%	$ 690,075
(Cost $690,075)

TOTAL INVESTMENTS – 99.9% (Cost $2,286,235,165)		$2,896,929,107

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		1,657,786

NET ASSETS – 100.0%		$2,898,586,893

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(b)	Represents an Affiliated Issuer.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2023, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts: S&P 500 E-Mini Index	106	12/15/23	$22,925,150	$(984,398)

WRITTEN OPTIONS CONTRACTS — At September 30, 2023, the Fund had the following written options contracts:

EXCHANGE TRADED INDEX OPTIONS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
S&P 500 Index	$ 4,680.00	10/31/2023	(887)	$(415,116,000)	$(37,698)	$(7,831,350)	$7,793,652
S&P 500 Index	4,610.00	11/30/2023	(901)	(415,361,000)	(896,495)	(7,407,292)	6,510,797
S&P 500 Index	4,385.00	12/29/2023	(904)	(396,404,000)	(9,041,582)	(9,041,582)	—

TOTAL			(2,692)	$(1,226,881,000)	$(9,975,775)	$(24,280,224)	$14,304,449

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Schedule of Investments (continued)

September 30, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Schedule of Investments (continued)

September 30, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”) are valued at the NAV per share of the Institutional Shares class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Markets Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

ii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

The International Equity Dividend and Premium Fund has limited market value in Russian securities. These Russian assets have been fair valued to reflect the limited liquidity and transferability in the current environment. With the closure of local markets and imposition of sanctions in February and March, there is currently only a limited degree of portfolio management actions possible as most of these assets are either sanctioned and/or cannot be settled. These assets continue to be closely monitored and proactively managed to ensure the Fund complies with all sanctions and to maximize shareholder value where possible.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Schedule of Investments (continued)

September 30, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of September 30, 2023:

INTERNATIONAL EQUITY DIVIDEND AND PREMIUM

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$199,864	$36,457,615	$—
Australia and Oceania	—	13,139,096	—
Europe	10,232,829	80,130,976	—
North America	72,781	113,342	—
Preferred Stocks	—	2,098,573	—

Total	$10,505,474	$131,939,602	$—

Derivative Type

Liabilities
Futures Contracts(b)	$(1,735)	$—	$—
Written Option Contracts	(669,235)	—	—

Total	$(670,970)	$—	$—

U.S. EQUITY DIVIDEND AND PREMIUM

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$103,771,072	$—	$—
North America	2,781,751,819	—	—
Securities Lending Reinvestment Vehicle	690,075	—	—
Investment Company	10,716,141	—	—

Total	$2,896,929,107	$—	$—

Derivative Type

Liabilities
Futures Contracts(b)	$(984,398)	$—	$—
Written Option Contracts	(9,975,775)	—	—

Total	$(10,960,173)	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Schedule of Investments (continued)

September 30, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligation, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Dividend-Paying Investments Risk — The Fund’s investments in dividend-paying securities could cause a Fund to underperform other portfolios. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Fund to produce current income.

Foreign Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political, Foreign and Emerging Countries Risk and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Foreign Custody Risk — The Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Schedule of Investments (continued)

September 30, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging markets countries.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.